Stock-based Compensation (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Stock Option Plan [Member]
Stock-based Compensation [Line Items]
Approximate frequency of the Stock Acquisition Rights normally issued and granted	once a year	once a year	once a year
Number of shares to be issued or transferred upon exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights, in approximate years	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of the Stock Acquisition Rights, per 100 shares		¥ 80,200	¥ 53,900
Compensation costs related to the Stock Acquisition Rights recognized	¥ 252	¥ 1,647	¥ 1,594
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized	77	518	540
Cash received from the exercise of the Stock Acquisition Rights	4	4	5
Actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights	¥ 651	¥ 538	¥ 728
UNBC Plan [Member] | Restricted Stock Units [Member]
Stock-based Compensation [Line Items]
Number of years awards generally become fully vested from the grant date under the stock bonus plan	3 years
Board Incentive Plan [Member]
Stock-based Compensation [Line Items]
Incremental compensation cost resulting from the modification of the Stock Option Plan	¥ 2,028
Board Incentive Plan [Member] | Common Stock [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Amount of authorized shares to purchase in the open market	15,800
Board Incentive Plan [Member] | The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized	1,238
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized	¥ 379
Number of nonvested shares	4,711,821
Weighted-average period expected to be recognized	1 year 3 months 19 days
Board Incentive Plan [Member] | The BIP Trust I [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Total fair value of shares that vested during the year	¥ 1,940
Board Incentive Plan [Member] | The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized	1,039
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized	¥ 318
Number of nonvested shares	9,551,841
Weighted-average period expected to be recognized	3 months 19 days
Board Incentive Plan [Member] | The BIP Trust II [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Total fair value of shares that vested during the year	¥ 1,163
Board Incentive Plan [Member] | The BIP Trust III [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized	2,112
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized	¥ 385
Extension of the trust period	3 years
Board Incentive Plan [Member] | The BIP Trust III [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Extension of the trust period	30 years
Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Number of nonvested shares
Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Amount of authorized shares to purchase in the open market	¥ 8,100